ADVANCE CAPITAL I, INC.

SUPPLEMENT DATED JULY 27, 2001
TO THE PROSPECTUS DATED APRIL 20, 2001

     ON JULY 27, 2001, THE SHAREHOLDERS OF THE ADVANCE CAPITAL I, INC. BOND FUND VOTED TO MODIFY THE PRINCIPAL INVESTMENT STRATEGIES AND SECURITY SELECTION CRITERIA OF THE FUND. THE PRINCIPAL INVESTMENT STRATEGIES AND SECURITY SELECTION CRITERIA NOW READS AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES AND SECURITY SELECTION CRITERIA

     The fund strives to meet its investment objective by investing in a broad range of fixed income investments. The Bond Fund invests at least 80 percent of its total assets in corporate or U.S. Government bonds. The remaining assets may be invested in preferred stocks, U.S. Government agency securities, non-U.S. Government agency securities, U.S. Government obligations, Yankee Bonds and money market instruments. These non-principal investments are discussed in the Statement of Additional Information (SAI).

When choosing investments, the portfolio manager adheres to the following policies:

     1) The fund may invest as much as 45 percent of the portfolio in lower rated, high-yielding securities (junk bonds), rated between Ba1 and B2 by Moody's, or between BB+ and B by S&P.
         If the quality rating criteria are met at the time of investment, a later decline in the rating by either or both of the rating agencies shall not be a violation of the investment policies of the fund. In the event that a security held by the Bond Fund is downgraded below B3 by Moody's and B- by S&P, the fund may continue to hold such security until such time as the investment adviser deems it advantageous to dispose of the security.
     2) The fund can invest as much as 20 percent of the total portfolio in mortgage backed securities, backed by the U.S. Government or its agencies.
     3) No more than 50 percent of the fund's assets will be invested in obligations issued or guaranteed by the U.S. Government.
     4) The fund may hold unrated securities if the portfolio manager believes that the securities are comparable in investment quality to the rated securities. However, the fund will hold no more than 5 percent of the portfolio in unrated securities.
     5) The portfolio manager uses credit analysis, security research and credit ratings when choosing bonds. The portfolio manager takes into consideration such factors as the following:
                . present and potential liquidity
                . capability to generate funds
                . profitability
                . adequacy of capital

     ON JULY 27, 2001, THE SHAREHOLDERS OF THE ADVANCE CAPITAL I, INC. RETIREMENT INCOME FUND VOTED TO MODIFY THE PRINCIPAL INVESTMENT
STRATEGIES AND SECURITY SELECTION CRITERIA OF THE FUND. THE PRINCIPAL INVESTMENT STRATEGIES AND SECURITY SELECTION CRITERIA NOW READS AS FOLLOWS:

PRINCIPAL INVESTMENT STRATEGIES AND SECURITY SELECTION CRITERIA

     The fund strives to meet its investment objective by investing in a broad range of fixed income investments. The Retirement Income Fund invests at least 65 percent of its total assets in corporate or U.S. Government bonds. The remaining assets may be invested in preferred stocks, U.S. Government agency securities, U.S. Government obligations, Yankee Bonds and money market instruments. These non-principal investments are discussed in the Statement of Additional Information (SAI).

     1) The fund may invest as much as 33 percent of the portfolio in lower rated, high-yielding securities (junk bonds), rated between Ba1 and B2 by Moody's, or between BB+ and B by S&P.
         If the quality rating criteria are met at the time of investment, a later decline in the rating by either or both of the rating agencies shall not be a violation of the investment policies of the fund. In the event that a security held by the fund is downgraded below B3 by Moody's and B- by S&P, the fund may continue to hold such security until such time as the investment adviser deems it advantageous to dispose of the security.
     2) No more than 50 percent of the fund's assets will be invested in obligations issued or guaranteed by the U.S. Government.
     3) At least 50 percent of assets will be invested in the following securities: obligations of, or guaranteed by the U.S. Government or its agencies corporate debt or preferred stocks rated Baa3 or higher by Moody's, or BBB- or higher by S&P
     4) The fund may hold unrated securities if the portfolio manager believes that the securities are comparable in investment quality to the rated securities. However, the fund will hold no more than 5 percent of the portfolio in unrated securities.
     5) The portfolio manager uses credit analysis, security research and credit ratings when choosing bonds. The portfolio manager takes into consideration such factors as the following:
                . present and potential liquidity
                . capability to generate funds
                . profitability
                . adequacy of capital

     ON JULY 27, 2001, THE SHAREHOLDERS OF THE ADVANCE CAPITAL I, INC. CORNERSTONE STOCK FUND VOTED TO MODIFY THE SECURITY SELECTION CRITERIA OF THE FUND. THE SECURITY SELECTION NOW READS AS FOLLOWS:

SECURITY SELECTION

     The Cornerstone Stock Fund invests at least 80 percent of its assets in common stock, not including stock index futures and options. Although not principal to the Fund's objective, the Fund may also invest in other securities including preferred stocks, obligations issued or guaranteed by the U.S. Government, stock index futures, money market instruments, repurchase agreements and convertible debt securities. The Fund may write covered call options and purchase put options on securities and financial indices.